Convertible unsecured senior notes (Tables)	12 Months Ended
Nov. 30, 2020
Convertible Senior Notes [Abstract]
Summary of deferred tax related to equity component of convertible notes
The movement in the carrying value of the convertible unsecured senior notes is as follows.

Proceeds allocated to liability component	$51,122

Transaction costs related to liability	(2,517)

As at June 19, 2018 (date of issuance)	48,605

Accretion expense	628

Convertible unsecured senior notes as at November 30, 2019	50,741

Accretion expense	1,662

Convertible unsecured senior notes as at November 30, 2020	$52,403